Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: January 12, 2026

Payment Date	1/15/2026
Collection Period Start	12/1/2025
Collection Period End	12/31/2025
Interest Period Start	12/15/2025
Interest Period End	1/14/2026

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$87,162,642.36	$23,490,872.51	$63,671,769.85	0.100778	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$304,272,642.36	$23,490,872.51	$280,781,769.85

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$329,593,713.09	$304,286,332.48	0.147236
YSOC Amount	$20,573,286.44	$18,756,778.34
Adjusted Pool Balance	$309,020,426.65	$285,529,554.14
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.63385%	ACT/360	$—
Class A-3 Notes	$87,162,642.36	3.66000%	30/360	$265,846.06
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$304,272,642.36			$985,234.31

II. COLLATERAL POOL BALANCE

	Beginning of Period		End of Period
Net Pool Balance	$329,593,713.09		$304,286,332.48
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$309,020,426.65		$285,529,554.14
Number of Receivables Outstanding	40,943		39,532
Weighted Average Contract Rate	3.59%	%	3.60%	%
Weighted Average Remaining Term (months)	21.7		20.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,004,133.42
Principal Collections	$25,148,375.74
Liquidation Proceeds	$212,294.67
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,364,803.83
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,364,803.83

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$274,661.43	$274,661.43	$—	$—	$26,090,142.40
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,090,142.40
Interest - Class A-2a Notes	$—	$—	$—	$—	$26,090,142.40
Interest - Class A-2b Notes	$—	$—	$—	$—	$26,090,142.40
Interest - Class A-3 Notes	$265,846.06	$265,846.06	$—	$—	$25,824,296.34
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$25,331,958.09
First Allocation of Principal	$—	$—	$—	$—	$25,331,958.09
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$25,264,349.76
Second Allocation of Principal	$—	$—	$—	$—	$25,264,349.76
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$25,190,408.09
Third Allocation of Principal	$—	$—	$—	$—	$25,190,408.09
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$25,104,908.09
Fourth Allocation of Principal	$18,743,088.22	$18,743,088.22	$—	$—	$6,361,819.87
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,361,819.87
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,614,035.58
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,614,035.58
Remaining Funds to Certificates	$1,614,035.58	$1,614,035.58	$—	$—	$—
Total	$26,364,803.83	$26,364,803.83	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,573,286.44
Increase/(Decrease)	$(1,816,508.10)
Ending YSOC Amount	$18,756,778.34

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$309,020,426.65	$285,529,554.14
Note Balance	$304,272,642.36	$280,781,769.85
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	17	$159,004.87
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	275	$212,294.67
Monthly Net Losses (Liquidation Proceeds)			$(53,289.80)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.35)%	%
Second Preceding Collection Period			(0.24)%	%
Preceding Collection Period			(0.01)%	%
Current Collection Period			(0.20)%	%
Four-Month Average Net Loss Ratio			(0.20)%	%
Cumulative Net Losses for All Periods			$5,892,127.48
Cumulative Net Loss Ratio			0.29%	%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.56%	157	$1,695,018.50
60-89 Days Delinquent	0.22%	60	$661,601.43
90-119 Days Delinquent	0.09%	22	$272,291.43
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.86%	239	$2,628,911.36

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		12	$138,237.04
Total Repossessed Inventory		19	$212,754.04

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		82	$933,892.86
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.33%	%
Second Preceding Collection Period			0.32%	%
Preceding Collection Period			0.31%	%
Current Collection Period			0.31%	%
Delinquency Trigger			4.50%	%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.81	0.27%	76	0.19%